SHORT-TERM AND LONG-TERM DEBT	12 Months Ended
Dec. 31, 2023
Long-Term Debt, by Current and Noncurrent [Abstract]
SHORT-TERM AND LONG-TERM DEBT	SHORT-TERM AND LONG-TERM DEBT

(in thousands of $)	2023	2022
Long-term debt:
4.875% senior unsecured convertible bonds due 2023	—	137,900
NOK700 million senior unsecured floating rate bonds due 2023	—	71,243
NOK700 million senior unsecured floating rate bonds due 2024	68,426	70,734
NOK600 million senior unsecured floating rate bonds due 2025	58,089	60,048
7.25% senior unsecured sustainability-linked bonds due 2026	150,000	150,000
U.S. dollar denominated fixed rate debt due 2026	148,875	—
8.875% senior unsecured sustainability-linked bonds due 2027	150,000	—
Lease debt financing due through 2033	573,456	394,555
U.S. dollar denominated floating rate debt due through 2029	1,014,842	1,329,156
Total debt principal	2,163,688	2,213,636
Less: unamortized debt issuance costs	(16,942)	(12,580)
Less: current portion of long-term debt	(432,918)	(921,270)
Total long-term debt	1,713,828	1,279,786

The outstanding debt as of December 31, 2023, is repayable as follows:

Year ending December 31,	(in thousands of $)
2024	432,918
2025	686,855
2026	400,630
2027	355,787
2028	61,723
Thereafter	225,775
Total debt principal	2,163,688

Interest rate information

	December 31, 2023	December 31, 2022
Weighted average interest rate on floating rate debt*	6.49%	5.30%
Weighted average interest rate on lease debt financing	5.41%	4.44%
Weighted average interest rate on fixed rate debt	8.46%	6.11%
U.S. Dollar London Interbank Offered Rate ("LIBOR"), 3-Month, closing rate**	5.59%	4.77%
Secured Overnight Financing Rate ("SOFR"), closing rate	5.38%	4.30%
Effective Federal Funds Rate ("EFFR"), closing rate	5.33%	4.33%
Norwegian Interbank Offered Rate ("NIBOR")	4.73%	3.26%

*The weighted average interest rate is for floating rate debt denominated in U.S. dollars and Norwegian kroner (“NOK”) which takes into consideration the effect of related interest rate and cross currency swaps.
** LIBOR using panel bank contributions are no longer published after June 30, 2023. With effect from July 1, 2023, these settings are now published under an unrepresentative synthetic methodology and are expected to cease on September 30, 2024.
Due to the discontinuance of LIBOR after June 30, 2023, and notwithstanding the automatic conversion mechanisms to alternative rates, the Company has entered into amendment agreements to existing loan agreements for the transition from LIBOR to SOFR. The Company elected to apply the optional expedient pursuant to ASC 848 for contracts within the scope of ASC 470. This meant that the Company accounted for amendments to loan agreements which related solely to the replacement of LIBOR as a benchmark rate to SOFR as if the modification was not substantial and thus a continuation of the existing contract.

A significant portion of the Company's outstanding debt are coming due within one year of this report for which the Company has initiated discussions and negotiations with financial institutions regarding the refinancing of credit facilities maturing in 2024 and early 2025. Given the Company's extensive history and successful track record in obtaining financing and refinancing, the Company believes that it will be able to secure the required refinancing of all such facilities prior to maturity.

$375 million term loan and revolving credit facility
SFL Hercules was consolidated from August 27, 2021. (See Note 18: Investment in Associated Companies). In May 2013, SFL Hercules entered into a $375.0 million six-year term loan and revolving credit facility with a syndicate of banks to partly finance the acquisition of the harsh environment semi-submersible drilling rig Hercules, previously owned by the wholly-owned subsidiary SFL Deepwater. The facility was drawn in June 2013. In connection with the 2017 Restructuring Plan of Seadrill, certain amendments were agreed with the banks under the loan facility, including an extension of the final maturity date by four years. In August 2021, the Company entered into an amendment to its existing charter agreement (the “amendment agreement”) with subsidiaries of Seadrill for Hercules, which was approved by the applicable bankruptcy court in September 2021. Each of SFL’s financing banks consented to the amendment agreement, and SFL’s corporate part guarantee of the outstanding debt of the rig owning subsidiary remained unchanged at $83.1 million, as of December 31, 2022. Additionally, SFL agreed to a cash contribution of $5.0 million to the SFL Hercules's pledged earnings account at the time of redelivery following the termination of the Seadrill charter, in addition to a $3.0 million payable by Seadrill. These contributions were made in December 2022 following the redelivery of the rig by Seadrill. In January 2023, the rig Hercules was transferred by SFL Hercules Ltd. to the wholly-owned subsidiary Hercules Rig Ltd. The loan agreement was amended to include Hercules Rig Ltd as jointly and severally liable with SFL Hercules under the terms of the agreement. In May 2023, the facility was repaid early in full. As of December 31, 2023, the balance outstanding under this facility was $0.0 million (December 31, 2022: $153.5 million).

$475 million term loan and revolving credit facility
SFL Linus was consolidated from October 29, 2020. In October 2013, SFL Linus entered into a $475.0 million five-year term loan and revolving credit facility with a syndicate of banks to partly finance the acquisition of the rig. The facility was drawn in February 2014. During the year ended December 31, 2017, certain amendments were agreed with the banks under the loan facility, including an extension of the final maturity date by four years. In addition, the Company had given the banks a first priority pledge over all shares of SFL Linus and assigned all claims under a secured loan made by the Company to SFL Linus in favor of the banks. This loan was secured by a second priority mortgage over the rig which had been assigned to the banks. In November 2022, the second priority mortgage over the rig was released and the rig Linus was transferred to the wholly-owned subsidiary Linus Rig Ltd. The loan agreement was amended to include Linus Rig Ltd as jointly and severally liable with SFL Linus under the terms of the agreement. The Company had fully guaranteed the facility as of December 31, 2022. In April 2023, the facility was repaid early in full. As of December 31, 2023, the balance outstanding under this facility was $0.0 million (December 31, 2022: $183.8 million).

$45 million secured term loan and revolving credit facility
In June 2014, seven wholly-owned subsidiaries of the Company entered into a $45.0 million secured term loan and revolving credit facility with a bank, secured against seven 4,100 TEU container vessels. The facility bears interest at SOFR plus a margin and had a term of five years. During June 2019, the terms of loan were amended and the loan was extended by a further two years. During June 2021 the terms of the loan were further amended and the loan was extended by a further four years. There were no amounts available under the revolving part of the facility as of December 31, 2022 and December 31, 2023. The net amount outstanding as of December 31, 2023, was $32.5 million (December 31, 2022: $37.5 million).

$20 million secured term loan facility
In September 2014, two wholly-owned subsidiaries of the Company entered into a $20.0 million secured term loan facility with a bank, secured against two 5,800 TEU container vessels. The facility bears interest at SOFR plus a margin and has a term of five years. In September 2019, the terms of the loan were amended and restated, and the facility now matures in March 2024. The net amount outstanding as of December 31, 2023, was $12.0 million (December 31, 2022: $13.8 million).
$76 million secured term loan facility
In August 2017, two wholly-owned subsidiaries of the Company entered into a $76.0 million secured term loan facility with a bank, secured against two product tankers. The two product tankers were delivered in August 2017. The Company has provided a corporate part guarantee for this facility, which bears interest at SOFR plus a margin and has a term of seven years. As of December 31, 2023, the net amount outstanding was $43.5 million (December 31, 2022: $48.7 million).

4.875% senior unsecured convertible bonds due 2023
On April 23, 2018, the Company issued a senior unsecured convertible bond totaling $150.0 million. Additional bonds were issued on May 4, 2018 at a principal amount of $14.0 million. Interest on the bonds was fixed at 4.875% per annum and was payable in cash quarterly in arrears on February 1, May 1, August 1 and November 1. The bonds were convertible into SFL Corporation Ltd. common shares and matured on May 1, 2023. At this date the Company redeemed the full outstanding amount of $84.9 million. The initial conversion rate at the time of issuance was 52.8157 common shares per $1,000 bond, equivalent to a conversion price of approximately $18.93 per share. Since the issuance, dividend distributions had increased the conversion rate to 85.0332 common shares per $1,000 bond, equivalent to a conversion price of approximately $11.76 per share at the maturity date of the bond. The conversion right was not worth more than par value of the instrument and the bonds were fully satisfied in cash without any conversion into shares having taken place.

During the year ended December 31, 2023 the Company purchased bonds with principal amounts totaling $53.0 million (year ended December 31, 2021: $2.0 million). A loss of $0.2 million was recorded on the transaction (year ended December 31, 2021: gain of $0.2 million). In the year ended December 31, 2022, no bonds were repurchased. The net amount outstanding as of December 31, 2023 was $0.0 million (December 31, 2022: $137.9 million).

In conjunction with the bond issue, the Company agreed to loan up to 7,000,000 of its common shares to affiliates of the underwriters of the issue, in order to assist investors in the bonds to hedge their position. As of the maturity date of the bond, a total of 3,765,842 shares had been issued from up to 7,000,000 shares issuable under the share lending arrangement. During the year ended December 31, 2023, after the bond was redeemed, 3,765,142 of the loaned shares were transferred to another party under a general share lending agreement. (See Note 23: Share Capital, Additional Paid-In Capital and Contributed Surplus).

As required by ASC 470-20 "Debt with conversion and Other Options", the Company calculated the equity component of the convertible bond, taking into account both the fair value of the conversion option and the fair value of the share lending arrangement. The equity component was valued at $7.9 million at issuance and this amount was recorded as "Additional paid-in capital", with a corresponding adjustment to "Deferred charges", which was amortized to "Interest expense" over the appropriate period. The amortization of this item amounted to $1.4 million in the year ended December 31, 2021. As a result of the purchase of bonds with principal amounts totaling $2.0 million, a total of $0.1 million was allocated as the reacquisition of the equity component. The balance remaining in equity as of December 31, 2021 was $6.7 million.

On January 1, 2022, the Company implemented the guidance contained in ASU 2020-06 which simplifies the accounting for certain financial instruments with characteristics of liabilities and equity. ASU 2020-06, was adopted using the modified retrospective method (See Note 2: Accounting Policies). Following the adoption, the 4.875% senior unsecured convertible notes due 2023 were reflected entirely as a liability as the embedded conversion feature was no longer presented within stockholders' equity. The cumulative effect of adopting this guidance was an incremental adjustment of $4.3 million to opening retained earnings, and a $5.9 million reduction to additional paid-in capital as of January 1, 2022. This net adjustment to equity of $1.6 million resulted in a corresponding decrease in deferred debt issuance costs. The balance remaining in equity as of January 1, 2022, December 31, 2022 and December 31, 2023 was $0.8 million which related to the share-lending arrangement.

NOK700 million senior unsecured bonds due 2023
On September 13, 2018 the Company issued a senior unsecured bond totaling NOK600 million in the Norwegian credit market. The bonds bore quarterly interest at NIBOR plus a margin and were redeemable in full on September 13, 2023. On July 30, 2019, the Company conducted a tap issue of NOK100 million under this facility. The bonds were issued at 101.625% of par, and the new outstanding amount after the tap issue was NOK700 million. During the year ended December 31, 2023, the Company purchased bonds with principal amounts totaling NOK293 million equivalent to $29.4 million. A loss of $0.3 million was recorded on the transaction. No bonds were repurchased in the years ended December 31, 2022 and December 31, 2021. At the maturity date the Company redeemed the full outstanding amount of NOK407 million equivalent to $38.1 million. The net amount outstanding as of December 31, 2023, was NOK0 million, equivalent to $0.0 million (December 31, 2022: NOK700 million, equivalent to $71.2 million).
$17.5 million secured term loan facility due 2023
In December 2018, two wholly-owned subsidiaries of the Company entered into a $17.5 million secured term loan facility with a bank, secured against two Supramax dry bulk carriers. The Company had provided a corporate part guarantee for this facility, which bore interest at SOFR plus a margin and had a term of approximately five years. In November 2023, the facility was repaid early in full. The net amount outstanding as of December 31, 2023, was $0.0 million (December 31, 2022: $9.4 million).

$24.9 million senior secured term loan facility
In February 2019, three wholly-owned subsidiaries of the Company entered into a $24.9 million senior secured term loan facility with a bank, secured against three Supramax dry bulk carriers. The Company had provided a corporate part guarantee for this facility, which bore interest at SOFR plus a margin and had a term of approximately five years. In December 2023, the facility was repaid early in full. The net amount outstanding as of December 31, 2023, was $0.0 million (December 31, 2022: $15.1 million).

NOK700 million senior unsecured bonds due 2024
On June 4, 2019, the Company issued a senior unsecured bond totaling NOK700 million in the Norwegian credit market. The bonds bear quarterly interest at NIBOR plus a margin and are redeemable in full on June 4, 2024. The net amount outstanding as of December 31, 2023 was NOK695 million equivalent to $68.4 million (December 31, 2022: NOK695 million, equivalent to $70.7 million).

$33.1 million term loan facility
In June 2019, five wholly-owned subsidiaries of the Company entered into a $33.1 million term loan facility with a syndicate of banks. The Company had provided a corporate guarantee for this facility, which bore interest at LIBOR plus a margin and had a term of approximately four years. During the year ended December 31, 2020 the five subsidiaries were dissolved and the facility was assigned to the Company. The facility matured in January 2023 and was fully repaid. The net amount outstanding as of December 31, 2023, was $0.0 million (December 31, 2022: $21.9 million).

NOK600 million senior unsecured bonds due 2025
On January 21, 2020, the Company issued a senior unsecured bond totaling NOK600 million in the Norwegian credit market. The bonds bear quarterly interest at NIBOR plus a margin and are redeemable in full on January 21, 2025. During the year ended December 31, 2020, the Company purchased bonds with amounts totaling NOK60 million equivalent to $6.0 million. In December 2022, the Company resold NOK50 million equivalent to $5.0 million of the bonds which had been previously repurchased. The net amount outstanding as of December 31, 2023 was NOK590 million equivalent to $58.1 million (December 31, 2022: NOK590 million, equivalent to $60.0 million).

$40 million senior secured term loan facility
In March 2020, two wholly-owned subsidiaries of the Company entered into a $40.0 million senior secured term loan facility with a bank, secured against two Suezmax tankers. The Company had provided a corporate guarantee for this facility, which bore interest at LIBOR plus a margin and had a term of approximately two years. During March 2022, the terms of loan were amended to bear interest at SOFR plus a margin and the loan was extended by a year. The facility matured in March 2023 and was fully repaid. The net amount outstanding as of December 31, 2023, was $0.0 million (December 31, 2022: $31.9 million).

$175 million term loan facility
In March 2020, four wholly-owned subsidiaries of the Company entered into a $175 million term loan facility with a syndicate of banks, secured against four 8,700 TEU containerships. The Company has provided a corporate part guarantee for this facility, which bears interest at SOFR plus a margin and with a term of approximately five years. The net amount outstanding as of December 31, 2023, was $108.7 million (December 31, 2022: $127.7 million).

$50 million senior secured term loan facility
In May 2020, a wholly-owned subsidiary of the Company entered into a $50.0 million senior secured term loan facility with a bank, which bore interest at LIBOR plus a margin and had a term of approximately five years. The facility was secured against a 308,000 dwt VLCC. In August 2023, the facility was repaid early in full. The net amount outstanding as of December 31, 2023, was $0.0 million (December 31, 2022: $43.1 million).
$50 million senior secured credit facility
In November 2020, a wholly-owned subsidiary of the Company entered into a $50.0 million senior secured term loan facility with a bank, secured against a container vessel. The Company has provided a corporate guarantee for this facility, which bears interest at SOFR plus a margin and with a term of approximately four years. The net amount outstanding as of December 31, 2023, was $35.0 million (December 31, 2022: $40.0 million).

$51 million term loan facility
In February 2021, a wholly-owned subsidiary of the Company entered into a $51.0 million term loan facility with a bank, secured against a container vessel. The Company has provided a corporate part guarantee for this facility, which bears interest at SOFR plus a margin and with a term of approximately four years. The net amount outstanding as of December 31, 2023, was $39.0 million (December 31, 2022: $43.3 million).

$51 million term loan facility
In April 2021, a wholly-owned subsidiary of the Company entered into a $51.0 million term loan facility with a bank, secured against a container vessel. The Company has provided a corporate guarantee for this facility, which bears interest at SOFR plus a margin and with a term of approximately four years. The net amount outstanding as of December 31, 2023, was $40.1 million (December 31, 2022: $44.4 million).

7.25% senior unsecured sustainability-linked bonds due 2026
On May 12, 2021, the Company issued a senior unsecured sustainability-linked bond totaling $150 million in the Nordic credit market. The bonds bear quarterly interest at a fixed rate of 7.25% per annum and are redeemable in full on May 12, 2026. By the maturity date of the bond, the Company aims to have committed an amount at least equal to the size of the issue on upgrades of existing vessels and/or vessel acquisitions. The net amount outstanding as of December 31, 2023 was $150.0 million (December 31, 2022: $150.0 million).

$130 million lease debt financing
In September 2021, the wholly-owned subsidiaries of the Company owning the two newly acquired 6,800 TEU container vessels entered into sale and leaseback transactions for these vessels, through a Japanese operating lease with call option financing structure. The sales price for each vessel was $65.0 million, totaling $130.0 million. The vessels were leased back for a term of six years, with options to purchase each vessel at the end of the fifth and sixth year. These two transactions did not qualify as sales under the U.S. GAAP sale and leaseback guidance and have thus been recorded as financing arrangements. The net amounts outstanding as of December 31, 2023 were $49.4 million (December 31, 2022: $56.5 million) and $49.5 million (December 31, 2022: $56.6 million) for each vessel respectively.

$35 million term loan facility
In December 2021, a wholly-owned subsidiary of the Company entered into a $35.0 million term loan facility with a bank, secured against a container vessel. The Company has provided a corporate part guarantee for this facility, which bears interest at SOFR plus a margin and has a term of approximately seven years. The net amount outstanding as of December 31, 2023, was $30.9 million (December 31, 2022: $32.9 million).

$107.3 million term loan facility
In December 2021, three wholly-owned subsidiaries of the Company entered into a $107.3 million term loan facility with a bank, secured against three Suezmax tankers. One of the vessels was delivered in 2021, and $35.8 million of the facility was drawn down. Two vessels were delivered in 2022 and the remaining $71.5 million of the facility was drawn down. The Company has provided a corporate part guarantee for this facility, which bears interest at SOFR plus a margin and has a term of approximately five years. The net amount outstanding as of December 31, 2023, was $95.7 million (December 31, 2022: $102.0 million).

$100 million term loan facility
In March 2022, four wholly-owned subsidiaries of the Company entered into a $100.0 million term loan facility with a bank, secured against four product tankers. The Company has provided a corporate part guarantee for this facility, which bears interest at SOFR plus a margin and has a term of approximately five years. The net amount outstanding as of December 31, 2023, was $82.3 million (December 31, 2022: $92.4 million).
$48.8 million lease debt financing
In April 2022, the wholly-owned subsidiaries of the Company owning two 6,500 CEU car carriers entered into sale and leaseback transactions for these vessels, through a Japanese operating lease with call option financing structure. The sales prices for the vessels were $23.5 million and $25.3 million. The vessels were leased back for a term of approximately three years, with options to purchase each vessel at the end of the third year. These two transactions did not qualify as sales under the U.S. GAAP sale and leaseback guidance and have thus been recorded as financing arrangements. The net amounts outstanding as of December 31, 2023 were $16.3 million (December 31, 2022: $20.7 million) and $18.0 million (December 31, 2022: $22.4 million) respectively.

$23 million term loan facility
In September 2022, two wholly-owned subsidiaries of the Company entered into a $23.0 million term loan facility with a bank, secured against two dry bulk carriers. The Company has provided a corporate guarantee for this facility, which bears interest at SOFR plus a margin and had a term of approximately one year. During August 2023, the terms of loan were amended and the loan was extended by a further one year. The net amount outstanding as of December 31, 2023, was $17.2 million (December 31, 2022: $21.8 million).

$115 million term loan facility
In September 2022, eight wholly-owned subsidiaries of the Company entered into a $115.0 million term loan facility with a bank, secured against eight dry bulk carriers. The Company has provided a corporate part guarantee for this facility, which bears interest at SOFR plus a margin and has a term of approximately three years. The net amount outstanding as of December 31, 2023, was $90.0 million (December 31, 2022: $110.00 million).

$290 million term loan facility
In September 2022, the Company and six wholly-owned subsidiaries of the Company entered into a $290.0 million term loan facility with a bank. The facility served as a temporary source of finance for vessel acquisitions, with a term of approximately six months. Each of the six wholly-owned subsidiaries of the Company had provided a corporate part guarantee for this facility, which bore interest at SOFR plus a margin. The facility was partly repaid in 2022. In February 2023, the remaining balance of the facility was repaid in full. The net amount outstanding as of December 31, 2023, was $0.0 million (December 31, 2022: $156.00 million).

$240 million lease debt financing
In October and December 2022, the wholly-owned subsidiaries of the Company owning two 14,000 TEU container vessels entered into sale and leaseback transactions for these vessels, through a Japanese operating lease with call option financing structure. The sales price for each vessel was $120.0 million, totaling $240.0 million. The vessels were leased back for a term of approximately seven years, with options to purchase each vessel at the end of the seventh year. These two transactions did not qualify as sales under the U.S. GAAP sale and leaseback guidance and have thus been recorded as financing arrangements. The net amounts outstanding as of December 31, 2023 were $108.3 million (December 31, 2022: $118.3 million) and $109.7 million (December 31, 2022: $120.0 million) for each vessel respectively.

$144.6 million term loan facility
In January 2023, four wholly-owned subsidiaries of the Company entered into a $144.6 million term loan facility with a syndicate of banks, secured against four Suezmax tankers. The Company has provided a corporate guarantee for this facility, which bears interest at SOFR plus a margin and has a term of approximately three years. The net amount outstanding as of December 31, 2023, was $136.9 million (December 31, 2022: $0.0 million).

8.875% senior unsecured sustainability-linked bonds due 2027
In February 2023, the Company issued a senior unsecured sustainability-linked bond totaling $150.0 million in the Nordic credit market. The bond was issued at a price of 99.58%. The difference between the face value and market value of the bond of $0.6 million will be amortized as an interest expense over the life of the bond. The bonds bear quarterly interest at a fixed rate of 8.875% of the nominal value per annum and are redeemable in full on February 1, 2027. By the maturity date of the bond, the Company aims to have committed an amount at least equal to the size of the issue on upgrades of existing vessels and/or vessel acquisitions. The net amount outstanding as of December 31, 2023, was $150.0 million (December 31, 2022: $0.0 million).
$23.3 million term loan facility
In March 2023, a wholly-owned subsidiary of the Company entered into a $23.3 million term loan facility with a bank, secured against the pre-delivery contract for a dual-fuel 7,000 CEU newbuilding car carrier. During the year ended December 31, 2023, $18.6 million of the available facility was drawn down. The Company has provided a corporate guarantee for this facility, which bears interest at SOFR plus a margin and has a term of approximately one year. The net amount outstanding as of December 31, 2023, was $18.6 million (December 31, 2022: $0.0 million).

$23.3 million term loan facility
In March 2023, a wholly-owned subsidiary of the Company entered into a $23.3 million term loan facility with a bank, secured against the pre-delivery contract for a dual-fuel 7,000 CEU newbuilding car carrier. During the year ended December 31, 2023, $13.9 million of the available facility was drawn down. The Company has provided a corporate guarantee for this facility, which bears interest at SOFR plus a margin and has a term of approximately one year. The net amount outstanding as of December 31, 2023, was $13.9 million (December 31, 2022: $0.0 million).

$150 million senior secured term loan facility
In April 2023, a wholly-owned subsidiary of the Company entered into a bilateral $150.0 million senior secured term loan facility, secured against a jack-up drilling rig. The Company has provided a full corporate guarantee for this facility, which bears interest at a fixed rate and has a term of approximately three years. The net amount outstanding as of December 31, 2023, was $148.9 million (December 31, 2022: $0.0 million).

$45 million lease debt financing
In April 2023, the wholly-owned subsidiary of the Company owning a 4,900 CEU car carrier entered into a sale and leaseback transaction for this vessel, through a Japanese operating lease with call option financing structure. The sales price for the vessel was $45.0 million. The vessel was leased back for a term of approximately five years, with the option to purchase the vessel at the end of the fifth year. The transaction did not qualify as a sale under the U.S. GAAP sale and leaseback guidance and have thus been recorded as a financing arrangement. The net amount outstanding as of December 31, 2023 was $41.7 million (December 31, 2022: $0.0 million).

$38.5 million lease debt financing
In May 2023, the wholly-owned subsidiary of the Company owning a 2,500 TEU container vessel entered into a sale and leaseback transaction for this vessel, through a Japanese operating lease with call option financing structure. The sales price for the vessel was $38.5 million. The vessel was leased back for a term of approximately nine years, with the option to purchase the vessel after approximately six or seven years. The transaction did not qualify as a sale under the U.S. GAAP sale and leaseback guidance and has been recorded as a financing arrangement. The net amount outstanding as of December 31, 2023 was $37.3 million (December 31, 2022: $0.0 million).

$150 million senior secured term loan facility
In May 2023, a wholly-owned subsidiary of the Company entered into a $150.0 million senior secured term loan facility with a syndicate of banks, secured against a harsh environment semi-submersible drilling rig. The Company has provided a full corporate guarantee for this facility, which bears interest at SOFR plus a margin and has a term of approximately three years. The net amount outstanding as of December 31, 2023, was $150.0 million (December 31, 2022: $0.0 million).

$8.4 million senior unsecured term loan facility
In May 2023, the Company entered into a $8.4 million senior unsecured term loan facility with a bank, for general corporate purposes. The facility bears interest at SOFR plus a margin and has a term of approximately three years. The net amount outstanding as of December 31, 2023, was $8.4 million (December 31, 2022: $0.0 million).

$144.4 million lease debt financing
In March 2023, the wholly-owned subsidiaries of the Company owning two newbuild 7,000 CEU car carriers entered into sale and leaseback transactions for these vessels, through Japanese operating leases with a call option financing structure. The sale and leaseback transactions were completed in September and November 2023. The sales prices for each vessel was $72.2 million, totaling $144.4 million. The vessels were leased back for a term of approximately 12 years, with the Company's option to purchase the vessels after approximately 10 years. These two transactions did not qualify as sales under the U.S. GAAP sale and leaseback guidance and have thus been recorded as financing arrangements. The net amounts outstanding as of December 31, 2023 were $71.2 million (December 31, 2022: $0.0 million) and $72.0 million (December 31, 2022: $0.0 million) respectively.
$60 million loan facility
During the year ended December 31, 2021, a wholly-owned subsidiary of the Company entered into a general share lending agreement with a bank. As of December 31, 2023, 11.8 million of the Company's shares were in the custody of the bank. This facility provides a $60.0 million cash loan collateral to the subsidiary in connection with the shares lent and $60.0 million of the facility was drawn down in December 2023. The facility bears interest at the U.S. Federal Funds Rate plus a margin and is repayable on demand, by either party to the agreement. The net amount outstanding as of December 31, 2023, was $60.0 million (December 31, 2022: $0.0 million).

The aggregate book value of assets pledged as security against borrowings as of December 31, 2023, was $2,564 million (December 31, 2022: $2,579 million).
Agreements related to long-term debt provide limitations on the amount of total borrowings and secured debt, and acceleration of payment under certain circumstances, including failure to satisfy certain financial covenants. As of December 31, 2023, the Company is in compliance with all of the covenants under its long-term debt facilities.